Fair value measurements - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate	0.94%	0.87%
Expected volatility	44.41%	43.49%
Expected expiry years (in years)	10 years	10 years
Derivative Financial Instruments, Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate		0.19%
Risk-free rate , Minimum	0.00%
Risk-free rate , Maximum	0.90%
Expected volatility		55.14%
Expected volatility , Minimum	41.05%
Expected volatility , Maximum	52.33%
Expected expiry years (in years)		6 months
Maximum [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 7.19	$ 10.74
Expected expiry years (in years)	4 years 6 months 21 days
Minimum [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 5.57	$ 8.24
Expected expiry years (in years)	6 months